Vanguard Global ex-US Real Estate Index Fund Investment Strategy - Admiral Prospectus [Member] - Vanguard Global ex-US Real Estate Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the S&P Global ex-U.S. Property Index (the “Target Index”), a float-adjusted, market capitalization-weighted index that measures the equity market performance of international real estate stocks in both developed and emerging markets. The Target Index is composed of stocks of publicly traded equity real estate investment trusts (known as REITs) and certain real estate management and development companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund uses the replication method of indexing, meaning that the Fund generally holds the same stocks as those in its Target Index and in approximately the same proportions.As a matter of fundamental policy, the Fund concentrates its investments (i.e., invests more than 25% of its assets) in the securities of issuers whose principal business activities are in the real estate industry.